Stock Compensation Plan - Restricted stock (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 08, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 6,287,000	$ 19,000
SG&A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 153,897	$ 139,798
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted				1,396,000
Common Stock value per share				$ 19.13
Restricted Stock Units | Share Based Payment Arrangement Tranche Vesting Of 1083500 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU				1,083,500
Restricted Stock Units | Vesting at the end of the first year for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding				48 months
Vesting percentage				25.00%
Restricted Stock Units | Vesting every 3 months thereafter for the next 36 months for 1083500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period of RSUs outstanding				36 months
Restricted Stock Units | Share Based Payment Arrangement Tranche Vesting Of 100000 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting of RSU				100,000
Requisite service period of RSUs outstanding				36 months
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share award granted	100,000
Common Stock value per share	$ 0.50
Vesting of RSU				0	83,334
Stock-based compensation expense				$ 0	$ 38,441
Restricted stock units | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense				$ 23,091,450